UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-03651

Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Dynamic Equity Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks †† — 116.1%

Information Technology — 25.4%
Accenture PLC (Ireland) - Class A	20,305	$3,116,817
Adobe Systems, Inc.*	13,689	2,957,919
Alphabet, Inc. - Class A*	445	461,527
Apple, Inc.	8,408	1,410,694
Arista Networks, Inc.*	2,982	761,305
Arris International PLC (United Kingdom)*	27,327	726,078
Arrow Electronics, Inc.*	2,687	206,953
Black Knight, Inc.*	8,305	391,166
Broadcom Ltd. (Singapore)	324	76,351
Dolby Laboratories, Inc. - Class A	5,982	380,216
EchoStar Corp. - Class A*	7,373	389,073
Electronic Arts, Inc.*	29	3,516
Facebook, Inc. - Class A*	4,727	755,327
Harris Corp.	418	67,415
Intel Corp.	3,063	159,521
InterActiveCorp.*	7,616	1,190,990
Intuit, Inc.	104	18,028
Jabil, Inc.	821	23,587
Manhattan Associates, Inc.*	20,257	848,363
Mastercard, Inc. - Class A	21,360	3,741,418
Micron Technology, Inc.*	37,559	1,958,326
Microsoft Corp.	12,812	1,169,351
NCR Corp.*	4,060	127,971
NetApp, Inc.	673	41,517
NVIDIA Corp.	4,829	1,118,348
ON Semiconductor Corp.*	7,391	180,784
Oracle Corp.	7,578	346,694
PayPal Holdings, Inc.*	44,336	3,363,772
Switch, Inc. - Class A	8,170	129,985
Synopsys, Inc.*	6,798	565,866
Texas Instruments, Inc.	7,598	789,356
Versum Materials, Inc.	34,027	1,280,436
Xerox Corp.	6,899	198,553
Xilinx, Inc.	1,774	128,154
		29,085,377

Financials — 18.4%
Ally Financial, Inc.	28,023	760,824
Annaly Capital Management, Inc. REIT	11,679	121,812
Athene Holding Ltd. (Bermuda)- Class A*	9,005	430,529
Bank of America Corp.	115,961	3,477,670
Bank of New York Mellon Corp. (The)	6,861	353,547
Capital One Financial Corp.	11,607	1,112,183
Chimera Investment Corp. REIT	59,828	1,041,605
Citizens Financial Group, Inc.	56,735	2,381,735
Comerica, Inc.	32,760	3,142,667
Fifth Third Bancorp	11,757	373,285
JPMorgan Chase & Co.	6,869	755,384
New Residential Investment Corp. REIT	68,218	1,122,186
Progressive Corp. (The)	51,365	3,129,670
S&P Global, Inc.	14,546	2,779,159
Synovus Financial Corp.	817	40,801
TCF Financial Corp.	1,455	33,189
		21,056,246

Consumer Discretionary — 15.1%
Amazon.com, Inc.*	448	648,408
Aptiv PLC (Jersey)	4,528	384,744
Booking Holdings, Inc.*	307	638,680
Charter Communications, Inc. - Class A*	5,650	1,758,393
Delphi Technologies PLC (Jersey)	2,161	102,972
General Motors Co.	8,085	293,809
Home Depot, Inc. (The)	15,624	2,784,822
Lear Corp.	1,942	361,387
Live Nation Entertainment, Inc.*	31,484	1,326,736
Lowe's Cos., Inc.	5,261	461,653
McDonald's Corp.	2,014	314,949
News Corp. - Class A	34,532	545,606
News Corp. - Class B	10,409	167,585
NVR, Inc.*	656	1,836,800
Ross Stores, Inc.	8,861	690,981
Skechers U.S.A., Inc. - Class A*	15,693	610,301
Starbucks Corp.	5,607	324,589
Thor Industries, Inc.	2,815	324,204
Time Warner, Inc.	14,484	1,369,897
TJX Cos., Inc. (The)	22,875	1,865,685
Yum China Holdings, Inc.	9,728	403,712
		17,215,913

Health Care — 11.4%
AbbVie, Inc.	28,680	2,714,562
Akorn, Inc.*	11,978	224,108
Align Technology, Inc.*	187	46,961
Biogen, Inc.*	9,234	2,528,454
Bio-Rad Laboratories, Inc. - Class A*	166	41,513
Bristol-Myers Squibb Co.	27,741	1,754,618
Eli Lilly & Co.	1,022	79,072
Exelixis, Inc.*	1,035	22,925
Express Scripts Holding Co.*	29,363	2,028,396
Humana, Inc.	994	267,217
IDEXX Laboratories, Inc.*	1,281	245,171
LifePoint Health, Inc.*	14,663	689,161
Mallinckrodt PLC (Ireland)*	50,513	731,428
MEDNAX, Inc.*	498	27,704
Medtronic PLC (Ireland)	2,890	231,836
Mettler-Toledo International, Inc.*	398	228,862
Mylan NV. (Netherlands)*	14,392	592,519
Vertex Pharmaceuticals, Inc.*	3,783	616,553
		13,071,060

Real Estate — 10.9%
CBRE Group, Inc. - Class A REIT*	20,270	957,149
CoreCivic, Inc. REIT	2,150	41,968
Liberty Property Trust REIT	5,412	215,019
Park Hotels & Resorts, Inc. REIT	77,181	2,085,431
Prologis, Inc. REIT	53,625	3,377,839
Rayonier, Inc. REIT	23,521	827,469
SBA Communications Corp. REIT*	10,838	1,852,431
Weyerhaeuser Co. REIT	88,522	3,098,270
		12,455,576

Consumer Staples — 10.2%
Colgate-Palmolive Co.	5,408	387,645

1

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks †† — 116.1% (Continued)

Consumer Staples — (Continued)
PepsiCo, Inc.	24,989	$2,727,549
Philip Morris International, Inc.	22,884	2,274,670
Tyson Foods, Inc. - Class A	22,329	1,634,260
Walgreens Boots Alliance, Inc.	30,541	1,999,519
Walmart, Inc.	29,516	2,626,039
		11,649,682

Industrials — 10.0%
3M Co.	18,052	3,962,775
Boeing Co. (The)	11,560	3,790,293
Caterpillar, Inc.	3,556	524,083
Genesee & Wyoming, Inc. - Class A*	1,817	128,625
Honeywell International, Inc.	8,364	1,208,682
Northrop Grumman Corp.	1,750	610,960
Rockwell Automation, Inc.	2,296	399,963
Southwest Airlines Co.	8,015	459,099
WABCO Holdings, Inc.*	299	40,027
Waste Management, Inc.	4,122	346,743
		11,471,250

Energy — 7.2%
Chevron Corp.	3,478	396,631
ConocoPhillips	5,205	308,604
Devon Energy Corp.	58,944	1,873,830
Exxon Mobil Corp.	63,394	4,729,826
Halliburton Co.	17,276	810,935
Patterson-UTI Energy, Inc.	9,286	162,598
		8,282,424

Utilities — 4.2%
AES Corp.	2,498	28,402
American Electric Power Co., Inc.	37	2,538
Avangrid, Inc.	10,741	549,080
CenterPoint Energy, Inc.	28,291	775,173
MDU Resources Group, Inc.	78,873	2,221,064
National Fuel Gas Co.	1,863	95,851
NextEra Energy, Inc.	4,485	732,535
PG&E Corp.	4,864	213,676
PPL Corp.	6,839	193,475
		4,811,794

Materials — 3.1%
Freeport-McMoRan, Inc.*	54,800	962,836
Lyondellbasell Industries NV. (Netherlands) - Class A	24,301	2,568,130
		3,530,966

Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	485	13,595
Verizon Communications, Inc.	3,977	190,180
		203,775
Total Common Stocks		$132,834,063

Short-Term Investment Fund — 2.3%
Dreyfus Government Cash Management, Institutional Shares, 1.54%∞Ω	2,614,761	2,614,761

Total Long Positions
(Cost $132,854,198)		$135,448,824

Securities Sold Short — (19.5%)

Common Stocks — (19.5%)

Financials — (4.6%)
Brighthouse Financial, Inc.*	(8,129)	(417,831)
First Horizon National Corp.	(5,409)	(101,852)
New York Community Bancorp, Inc.	(91,396)	(1,190,890)
Pinnacle Financial Partners, Inc.	(20,011)	(1,284,706)
TFS Financial Corp.	(158,544)	(2,329,011)
		(5,324,290)

Real Estate — (4.6%)
DDR Corp., REIT	(5,640)	(41,341)
Realty Income Corp., REIT	(11,606)	(600,378)
Spirit Realty Capital, Inc., REIT	(287,608)	(2,231,838)
Taubman Centers, Inc., REIT	(10,609)	(603,758)
Uniti Group, Inc., REIT*	(110,819)	(1,800,809)
		(5,278,124)

Consumer Discretionary — (2.8%)
International Game Technology PLC (United Kingdom)	(39,681)	(1,060,673)
Macy's, Inc.	(35,924)	(1,068,380)
Mattel, Inc.	(8,059)	(105,976)
Tempur Sealy International, Inc.*	(10,279)	(465,536)
Tesla, Inc.*	(2,106)	(560,470)
		(3,261,035)

Materials — (1.8%)
Ashland Global Holdings, Inc.	(1,953)	(136,300)
Chemours Co. (The)	(8,945)	(435,711)
Domtar Corp.	(15,404)	(655,286)
Sealed Air Corp.	(18,918)	(809,501)
		(2,036,798)

Utilities — (1.7%)
FirstEnergy Corp.	(57,341)	(1,950,167)

Information Technology — (1.7%)
FireEye, Inc.*	(49,944)	(845,552)
Nuance Communications, Inc.*	(23,167)	(364,880)
Pandora Media, Inc.*	(138,863)	(698,481)
		(1,908,913)

Consumer Staples — (0.9%)
McCormick & Co., Inc.	(4,143)	(440,774)
TreeHouse Foods, Inc.*	(14,383)	(550,437)
		(991,211)

Health Care — (0.7%)
DexCom, Inc.*	(11,031)	(818,059)

2

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — (19.5%) (Continued)

Industrials — (0.4%)
Macquarie Infrastructure Corp.	(12,757)	$(471,116)

Energy — (0.3%)
Weatherford International PLC (Ireland)*	(131,981)	(302,237)
Total Common Stocks		$(22,341,950)
Total Securities Sold Short
(Proceeds $22,584,403)		$(22,341,950)

	Number
	of	Notional
	Contracts	Amount

Written Call Options — (1.1%)
Dow Jones Industrial
Average CBOE
April 2018
Strike Price $239	(73)	$(1,759,519)	(43,435)
Dow Jones Industrial
Average CBOE
May 2018
Strike Price $270	(523)	(12,605,869)	(8,368)
NASDAQ 100 Stock Index
April 2018
Strike Price $6,775	(5)	(3,290,560)	(40,040)
NASDAQ 100 Stock Index
June 2018
Strike Price $7,700	(9)	(5,923,008)	(6,300)
Russell 2000 Index
April 2018
Strike Price $1,520	(14)	(2,141,202)	(45,710)
S&P 100 for European Style
Options Index
June 2018
Strike Price $1,320	(16)	(1,851,792)	(1,360)
S&P 500 Index
April 2018
Strike Price $2,600	(28)	(7,394,436)	(212,240)
S&P 500 Index
April 2018
Strike Price $2,635	(154)	(40,669,398)	(788,480)
S&P 500 Index
April 2018
Strike Price $2,640	(3)	(792,261)	(17,388)
S&P 500 Index
April 2018
Strike Price $2,755	(26)	(6,866,262)	(9,620)
S&P 500 Index
June 2018
Strike Price $3,000	(27)	(7,130,349)	(3,645)
S&P 500 Index
May 2018
Strike Price $2,620	(3)	(792,261)	(22,125)
S&P 500 Index
May 2018
Strike Price $3,020	(60)	(15,845,220)	(3,900)
			$(1,202,611)

Written Put Options — (0.2%)
S&P 500 Index
April 2018
Strike Price $2,740	(18)	(4,753,566)	$(207,288)

Total Written Options
(Premiums received $2,971,876)			$(1,409,899)

Total —97.6%			$111,696,975

Other Assets in Excess of Liabilities — 2.4%			2,689,485

Net Assets — 100.0%			$114,386,460

*	Non-income producing security.

††	All or a portion of these securities are pledged as collateral for securities sold short and written options .The total value of the securities pledged as collateral as of March 31, 2018 was $130,903,989.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

CBOE - Chicago Board Options Exchange

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

3

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Long Positions
Common Stocks	$132,834,063	$—	$—	$132,834,063
Short-Term Investment Fund	2,614,761	—	—	2,614,761
Total Assets	$135,448,824	$—	$—	$135,448,824
Liabilities:
Securities Sold Short
Common Stocks	$(22,341,950)	$—	$—	$(22,341,950)
Other Financial Instruments
Written Options Equity Contracts	(1,409,899)	—	—	(1,409,899)
Total Liabilities	$(23,751,849)	$—	$—	$(23,751,849)
Total	$111,696,975	$—	$—	$111,696,975

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Controlled Growth with Income Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 99.0%

Alternative Funds — 49.3%
Touchstone Arbitrage Fund	1,636,732	$15,974,507
Touchstone Dynamic Equity Fund	1,075,394	17,432,132
		33,406,639

Fixed Income Funds — 39.7%
Touchstone Credit Opportunities Fund	1,006,164	10,031,455
Touchstone Flexible Income Fund	930,638	10,088,119
Touchstone Total Return Bond Fund	679,036	6,742,824
		26,862,398

Equity Funds — 10.0%
Touchstone Focused Fund	79,928	3,491,259
Touchstone Value Fund	341,098	3,301,830
		6,793,089
Total Affiliated Mutual Funds		$67,062,126

Short-Term Investment Fund — 0.9%
Dreyfus Government Cash Management, Institutional Shares, 1.54%∞Ω	635,925	$635,925

Total Investment Securities — 99.9%
(Cost $68,427,757)		$67,698,051

Other Assets in Excess of Liabilities — 0.1%		36,111

Net Assets — 100.0%		$67,734,162

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$67,062,126	$—	$—	$67,062,126
Short-Term Investment Fund	635,925	—	—	635,925
Total	$67,698,051	$—	$—	$67,698,051

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Dynamic Diversified Income Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 80.9%

Fixed Income Funds — 57.8%
Touchstone Credit Opportunities Fund	884,125	$8,814,729
Touchstone Flexible Income Fund	474,466	5,143,213
Touchstone High Yield Fund	619,744	5,187,257
Touchstone Total Return Bond Fund	1,105,468	10,977,292
		30,122,491

Equity Funds — 23.1%
Touchstone International Value Fund	386,281	3,121,150
Touchstone Premium Yield Equity Fund, Class Y	624,321	5,787,453
Touchstone Value Fund	324,264	3,138,876
		12,047,479
Total Affiliated Mutual Funds		$42,169,970

Exchange-Traded Funds — 14.7%
iShares International Select Dividend ETF	48,680	1,606,927
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	110,870	2,173,052
Vanguard Emerging Markets Government Bond ETF	13,600	1,066,920
Vanguard Global ex-U.S. Real Estate ETF	18,680	1,137,986
Vanguard REIT ETF	7,070	533,573
WisdomTree Emerging Markets High Dividend ETF	23,715	1,134,051
Total Exchange-Traded Funds		$7,652,509

Exchange-Traded Notes — 3.5%
JPMorgan Alerian MLP Index ETN	77,325	$1,855,800

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 1.54%∞Ω	501,451	$501,451

Total Investment Securities —100.1%
(Cost $52,407,661)		$52,179,730

Liabilities in Excess of Other Assets — (0.1%)		(49,143)

Net Assets — 100.0%		$52,130,587

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Notes

MLP - Master Limited Partnership

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$42,169,970	$—	$—	$42,169,970
Exchange-Traded Funds	7,652,509	—	—	7,652,509
Exchanged-Traded Notes	1,855,800	—	—	1,855,800
Short-Term Investment Fund	501,451	—	—	501,451
Total	$52,179,730	$—	$—	$52,179,730

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone Dynamic Global Allocation Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 82.8%

Equity Funds — 56.4%
Touchstone Growth Opportunities Fund	133,697	$4,556,382
Touchstone International Growth Fund	861,557	11,045,162
Touchstone International Small Cap Fund	235,001	4,422,724
Touchstone International Value Fund	1,770,379	14,304,666
Touchstone Mid Cap Fund	136,839	4,493,809
Touchstone Sands Capital Emerging Markets Growth Fund*	161,754	2,201,475
Touchstone Sands Capital Institutional Growth Fund	208,259	4,702,487
Touchstone Small Cap Value Opportunities Fund*	174,300	3,299,499
Touchstone Value Fund	1,336,235	12,934,752
		61,960,956

Fixed Income Funds — 26.4%
Touchstone Credit Opportunities Fund	418,461	4,172,055
Touchstone Total Return Bond Fund	2,060,744	20,463,190
Touchstone Ultra Short Duration Fixed Income Fund	466,711	4,317,078
		28,952,323
Total Affiliated Mutual Funds		$90,913,279

Exchange-Traded Funds — 16.3%
iShares International Treasury Bond ETF	108,140	5,581,105
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	114,220	2,238,712
Vanguard FTSE Emerging Markets ETF	96,735	4,544,610
Vanguard Total International Bond ETF	101,460	5,552,906
Total Exchange-Traded Funds		$17,917,333

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 1.54%∞Ω	1,065,870	$1,065,870

Total Investment Securities —100.1%
(Cost $104,871,714)		$109,896,482

Liabilities in Excess of Other Assets — (0.1%)		(151,292)

Net Assets — 100.0%		$109,745,190

*	Non-income producing security.

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$90,913,279	$—	$—	$90,913,279
Exchange-Traded Funds	17,917,333	—	—	17,917,333
Short-Term Investment Fund	1,065,870	—	—	1,065,870
Total	$109,896,482	$—	$—	$109,896,482

See accompanying Notes to Portfolios of Investments.

7

Notes to Portfolios of Investments

March 31, 2018 (Unaudited)

Security valuation and fair value measurements—U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended March 31, 2018.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At March 31, 2018, there were no transfers between Levels 1, 2 and 3 for all Funds.

During the period ended March 31,2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (“Underlying Funds”) and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

8

Notes to Portfolios of Investments (Unaudited) (Continued)

The Funds may use fair value pricing under the following circumstances, among others:

•    If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•    If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•    If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•    If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Allocation Funds — The Controlled Growth with Income Fund, Dynamic Diversified Income Fund and Dynamic Global Allocation Fund (collectively, the “Allocation Funds”) invest in securities of affiliated and unaffiliated funds, the Underlying Funds. The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. An ETN is an investment company that typically seeks to track the performance of an index, similar to an ETF, but it does not hold any securities that it tracks. ETF and ETN shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs, ETNs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. Investments in ETNs are also subject to credit risk similar to other debt securities. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securities sold short — The Dynamic Equity Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2018, the Dynamic Equity Fund had securities sold short with a fair value of $(22,341,950) and pledged securities with a fair value of $130,903,989 as collateral and pledged cash collateral of $2,689,826 for both securities sold short and written options.

9

Notes to Portfolios of Investments (Unaudited) (Continued)

Options — The Dynamic Equity Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of March 31, 2018, the Dynamic Equity Fund held written options with a fair value of $(1,409,899) and had pledged securities with a fair value of $130,903,989 as collateral and pledged cash collateral of $2,689,826 for both securities sold short and written options.

Real Estate Investment Trust— The Dynamic Equity Fund may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Average Volume Disclosure— For the period ended March 31, 2018, the average quarterly balances of premiums received for written options in the Dynamic Equity Fund was $2,255,418.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

10

Notes to Portfolios of Investments (Unaudited) (Continued)

Federal Tax Information— As of March 31, 2018, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Gross	Gross
		Unrealized	Unrealized	Unrealized	Unrealized	Net
	Federal	Appreciation	Depreciation	Appreciation	Depreciation	Unrealized
	Tax	on	on	on	on	Appreciation
Fund	Cost	Investments	Investments	Other*	Other*	(Depreciation)
Dynamic Equity Fund	$132,854,198	$7,358,927	$(4,764,301)	$3,263,194	$(1,458,764)	$4,399,056
Controlled Growth with Income Fund	68,427,757	442,203	(1,171,909)	—	—	(729,706)
Dynamic Diversified Income Fund	52,407,661	1,127,437	(1,355,368)	—	—	(227,931)
Dynamic Global Allocation Fund	104,871,714	5,918,292	(893,524)	—	—	5,024,768

* Other includes Short Sales and Derivatives.

11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	May 25, 2018

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	May 25, 2018

* Print the name and title of each signing officer under his or her signature.